Net loss per share (Tables)	9 Months Ended
Sep. 30, 2021
Summary of Pertinent Data Relating to Computation of Basic and Diluted Net (Loss) Income Per Share

	Three months ended		Nine months ended
	September 30,		September 30,
	2021	2020	2021	2020
	$	$	$	$
Net loss	(1,698)	(1,136)	(5,182)	(3,807)
Basic weighted average number of shares outstanding	121,297,007	56,211,486	112,743,285	33,832,136
Net loss income per share (basic)	(0.01)	(0.02)	(0.05)	(0.11)

Dilutive effect of stock options and DSUs	—	—	—	—
Dilutive effect of warrants	—	—	—	—
Diluted weighted average number of shares outstanding	121,297,007	56,211,486	112,743,285	33,832,136
Net loss per share (diluted)	(0.01)	(0.02)	(0.05)	(0.11)

Items excluded from the calculation of diluted net loss per share because the exercise price was greater than the average market price of the common shares or due to their anti-dilutive effect
Stock options and DSUs	929,400	499,410	929,400	499,410
Warrants	11,541,213	47,232,366	11,541,213	47,232,366